SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions, $ in Millions		2 Months Ended
	Feb. 03, 2025 USD ($) shares	Feb. 13, 2025 USD ($) $ / shares	Jan. 23, 2025 CAD ($) shares
SUBSEQUENT EVENTS
Dividend declared (in dollars per share) | $ / shares		$ 0.4
Dividend declared | $		$ 200.7
Major business combination | O3 Mining Inc
SUBSEQUENT EVENTS
Acquisition of common shares	4,360,803		110,424,431
Total purchase consideration	$ 193.5		$ 184.4
Aggregate number of instruments acquired	114,785,237
Percentage of acquisition	96.50%		94.10%
Percentage of shares owned	100.00%		100.00%